OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Sep. 12, 2014	Jan. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares						7,221,685	7,078,685	5,113,990	2,717,258
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)						$ 2.01	$ 2.02	$ 1.71	$ 2.28
Warrants Outstanding, Weighted-Average Remaining Contractual Term						2 years 292 days	3 years	3 years 219 days	6 years 7 days
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)						$ 536,265	$ 497,933	$ 6,041,436
Vested and expected to vest at March 31, 2016						7,221,685	7,078,685
Vested and expected to vest at March 31, 2016 (in Dollars per share)						$ 2.03	$ 2.02
Vested and expected to vest at March 31, 2016						2 years 292 days	3 years
Vested and expected to vest at March 31, 2016 (in Dollars)						$ 536,265	$ 497,933
Exercisable at March 31, 2016						7,138,353	6,945,353
Exercisable at March 31, 2016 (in Dollars per share)						$ 2.01	$ 2.01
Exercisable at March 31, 2016						2 years 292 days	3 years
Exercisable at March 31, 2016 (in Dollars)						$ 536,265	$ 497,933
Grants	100,000	33,334	374,641	2,000	12,246	143,000	3,728,479	2,396,732
Grants (in Dollars per share)						$ 1.89	$ 2.62	$ 4.64
Grants						2 years 328 days	2 years 109 days	2 years 18 days
Exercised						0	164,184	0
Canceled						0	1,599,600	0